Consolidated Balance Sheets (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, shares issued (in shares)	7,613,338	7,613,338
Common stock, shares outstanding (in shares)	6,613,338	6,613,338
Treasury stock, par value	$ 0.001	$ 0.001
Treasury stock, shares (in shares)	1,000,000	1,000,000